Average Annual Total Returns - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity Capital & Income Fund
Jun. 29, 2024
Fidelity Capital & Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.99%
Past 5 years	8.17%
Past 10 years	6.14%
Fidelity Capital & Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.50%
Past 5 years	5.67%
Past 10 years	3.77%
Fidelity Capital & Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.60%
Past 5 years	5.45%
Past 10 years	3.82%
ML040
Average Annual Return:
Past 1 year	13.47%
Past 5 years	5.19%
Past 10 years	4.51%